Operating Segments (Tables)	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

The information below summarizes revenue and Adjusted EBITDA by segment for the three months ended June 30, 2022:

	US Acquiring	Digital Commerce	Corporate (1)	Total
Revenue	$187,150	$191,763	$—	$378,913
Adjusted EBITDA	$53,036	$71,722	$(21,805)	$102,953

The information below summarizes revenue and Adjusted EBITDA by segment for the three months ended June 30, 2021:

	US Acquiring	Digital Commerce	Corporate (1)	Total
Revenue	$164,642	$219,701	$—	$384,343
Adjusted EBITDA	$40,660	$95,064	$(16,920)	$118,804

The information below summarizes revenue and Adjusted EBITDA by segment for the six months ended June 30, 2022:

	US Acquiring	Digital Commerce	Corporate (1)	Total
Revenue	$356,294	$390,287	$—	$746,581
Adjusted EBITDA	$100,278	$147,517	$(40,875)	$206,920

The information below summarizes revenue and Adjusted EBITDA by segment for the six months ended June 30, 2021:

	US Acquiring	Digital Commerce	Corporate (1)	Total
Revenue	$317,983	$443,784	$—	$761,767
Adjusted EBITDA	$79,917	$186,578	$(34,461)	$232,034

Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company.
Reconciliation Of Adjusted EBITDA From Segments

A reconciliation of total segments Adjusted EBITDA to the Company’s (loss) / income before taxes is as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2022	2021	2022	2021
Segments Adjusted EBITDA	$124,758	$135,724	$247,795	$266,495
Corporate costs	(21,805)	(16,920)	(40,875)	(34,461)
Depreciation and amortization	(69,585)	(70,114)	(133,008)	(135,576)
Share-based compensation	(17,736)	(3,276)	(31,706)	(84,117)
Restructuring and other costs	(41,602)	(4,518)	(54,193)	(7,488)
Impairment expense on goodwill and intangible assets	(676,456)	(1,357)	(1,882,187)	(1,935)
Other income, net	56,155	46,558	59,633	79,083
(Gain) / loss on disposal of subsidiary and other assets, net	(660)	28	(660)	28
Interest expense, net	(28,426)	(62,650)	(54,382)	(125,019)
(Loss) / income before taxes	$(675,357)	$23,475	$(1,889,583)	$(42,990)

Schedule of Disaggregated Revenue by Business Line

The disaggregated revenue by business line, which aligns with our reporting units, is as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2022	2021	2022	2021
US Acquiring	$187,150	$164,643	$356,294	$317,983
eCash (1)	95,717	103,877	196,829	216,793
Digital Wallet (1)	78,818	97,269	161,005	192,193
Integrated & Ecommerce Solutions (IES) (1)	25,620	26,587	48,821	50,149
Intracompany (1)	(8,392)	(8,033)	(16,368)	(15,351)
Revenue	378,913	384,343	746,581	761,767

(1)
These business lines are part of the Digital Commerce segment.

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Area

The information below summarizes revenue by geographic area for the three months ended June 30, 2022 and 2021.

	For the three months ended June 30,		For the six months ended June 30,
	2022	2021	2022	2021
United Kingdom	$4,194	$13,475	$13,437	$27,203
United States of America	182,715	174,857	366,029	334,680
Germany	26,485	34,904	52,577	71,683
All other countries (1)	164,989	160,626	313,866	327,214
Revenue from external customers	$378,383	$383,862	$745,909	$760,780

(1)
No single country included in the “All other countries” category generated more than 10% of total revenue.

The information below summarizes long-lived assets, net by geographic area:

	June 30, 2022	December 31, 2021
United Kingdom	$1,166	$5,068
Canada	5,480	6,455
United States of America	9,977	11,416
Bulgaria	8,726	11,442
Austria	7,639	8,682
All other countries (1)	4,248	4,962
Total long-lived assets, net	$37,236	$48,025

No single country included in the “All other countries” category comprised more than 10% of total long-lived assets.